Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equity in brokers' trading accounts:
Cash	$ 31,854,126	$ 38,781,351
Total equity in brokers' trading accounts	33,400,057	40,536,387
Cash and cash equivalents	49,647,370	64,625,503
Securities owned, at fair value	87,511,963	116,297,654
Interest receivable, net	30,508	13,737
Total assets	170,589,898	221,473,281
Liabilities
Brokerage charge payable	858,221	1,158,521
Accrued incentive fees	128,365	674
Organization and offering costs payable	41,026	53,225
Accrued operating expenses	35,530	46,118
Redemptions payable to limited partners	4,161,818	6,479,904
Total liabilities	5,224,960	7,738,442
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	165,364,938	213,734,839
Total liabilities and partners' capital (net asset value)	170,589,898	221,473,281
Class A
Equity in brokers' trading accounts:
Cash	1,843,791	1,995,803
Total equity in brokers' trading accounts	1,933,272	2,086,122
Cash and cash equivalents	2,873,705	3,325,820
Securities owned, at fair value	5,065,395	5,985,021
Interest receivable, net	1,766	707
Total assets	9,874,138	11,397,670
Partners' Capital (Net Asset Value)
General Partner	333,239	335,868
Limited Partners	9,238,467	10,663,559
Class B
Equity in brokers' trading accounts:
Cash	19,094,865	21,921,928
Total equity in brokers' trading accounts	20,021,568	22,913,997
Cash and cash equivalents	29,760,975	36,530,848
Securities owned, at fair value	52,458,798	65,739,557
Interest receivable, net	18,288	7,765
Total assets	102,259,629	125,192,167
Partners' Capital (Net Asset Value)
Limited Partners	99,127,541	120,817,860
Legacy 1 Class
Equity in brokers' trading accounts:
Cash	248,115	347,573
Total equity in brokers' trading accounts	260,157	363,302
Cash and cash equivalents	386,708	579,197
Securities owned, at fair value	681,639	1,042,301
Interest receivable, net	238	123
Total assets	1,328,742	1,984,923
Partners' Capital (Net Asset Value)
General Partner	487,634	858,478
Limited Partners	800,410	1,057,091
Legacy 2 Class
Equity in brokers' trading accounts:
Cash	90,336	116,161
Total equity in brokers' trading accounts	94,720	121,418
Cash and cash equivalents	140,797	193,572
Securities owned, at fair value	248,178	348,345
Interest receivable, net	87	41
Total assets	483,782	663,376
Partners' Capital (Net Asset Value)
General Partner	218,807	216,344
Limited Partners	250,158	423,853
Global 1 Class
Equity in brokers' trading accounts:
Cash	6,522,138	3,542,555
Total equity in brokers' trading accounts	6,838,668	3,702,872
Cash and cash equivalents	10,165,308	5,903,337
Securities owned, at fair value	17,918,088	10,623,425
Interest receivable, net	6,247	1,255
Total assets	34,928,311	20,230,889
Partners' Capital (Net Asset Value)
General Partner	775,716	1,122,622
Limited Partners	33,082,784	18,401,384
Global 2 Class
Equity in brokers' trading accounts:
Cash	395,856	702,758
Total equity in brokers' trading accounts	415,068	734,561
Cash and cash equivalents	616,975	1,171,081
Securities owned, at fair value	1,087,524	2,107,434
Interest receivable, net	379	249
Total assets	2,119,946	4,013,325
Partners' Capital (Net Asset Value)
General Partner	190,820	1,067,693
Limited Partners	1,864,195	2,805,404
Global 3 Class
Equity in brokers' trading accounts:
Cash	3,659,025	10,154,573
Total equity in brokers' trading accounts	3,836,604	10,614,115
Cash and cash equivalents	5,702,902	16,921,648
Securities owned, at fair value	10,052,341	30,451,571
Interest receivable, net	3,503	3,597
Total assets	19,595,350	57,990,931
Partners' Capital (Net Asset Value)
Limited Partners	18,995,167	55,964,683
Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	2,279,924	827,595
Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	705	(240,659)
Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ (734,698)	$ 1,168,100